Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 44,187	$ 11,228
Cost of sales	29,125	7,681
Mine operating income	15,062	3,547
Operating expenses
General and administrative expenses	5,156	3,566
Share-based payments	2,024	1,469
Income (loss) before other items	7,882	(1,488)
Interest and other income	20	178
Unrealized loss on long-term investments	(2,103)	(423)
Fair value adjustment on warrant liability	2,395	1,581
Realized loss on warrants exercised	0	(1,106)
Foreign exchange loss	(17)	(61)
Project evaluation expenses	(81)	(176)
Finance cost	(273)	(52)
Accretion of reclamation provision	(44)	(47)
Interest expense	(99)	(24)
Income (loss) from continuing operations before income taxes	7,680	(1,618)
Current income tax expense	(1,144)	(27)
Deferred income tax expense	(3,440)	(412)
Income tax expense	(4,584)	(439)
Net income (loss)	3,096	(2,057)
Other comprehensive income (loss)
Currency translation differences	(254)	(159)
Total comprehensive income (loss)	$ 2,842	$ (2,216)
Basic	$ 0.03	$ (0.02)
Diluted	$ 0.03	$ (0.02)
Weighted average number of common shares outstanding
Basic	114,372,371	100,161,357
Diluted	117,615,898	100,161,357